Related Party Transactions - Schedule of Compensation for Key Management Personnel (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Employee benefits expense	R$ 2,722,872	R$ 2,408,364	R$ 1,954,568
Key management personnel
Disclosure of transactions between related parties [line items]
Employee benefits expense	57,743	19,429	58,788
Post-employment benefit expense in profit or loss	716	595	0
Expense from share-based payment transactions with employees	39,870	63,529	17,441
Total compensation	R$ 98,329	R$ 83,553	R$ 41,347